Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated September 21, 2015
to Mayo Paid Life
(A group Variable Universal Life Policy issued to Mayo Clinic)

dated May 1, 2015 for

Group Variable Universal Life Insurance Contracts

Effective September 25, 2015, the Neuberger Berman AMT Growth Portfolio is closed to all new premium payments and transfers.

GVULSUP110

Supplement Dated September 21, 2015
to Prospectus Dated May 1, 2015
for Group Variable Universal Life Insurance

This document is a supplement to the prospectus dated May 1, 2015 (the “prospectus”) for the Group Variable Universal Life Insurance Contract and Certificates that Prudential offers to you.  This supplement is not a complete prospectus, and must be accompanied by the prospectus.  The prospectus describes the insurance features and other aspects of the Group Contract and Certificates.  In this supplement, we describe the Funds that are available to you under the Group Contract and Certificates.

TABLE OF CONTENTS
Page

Total Annual Fund Operation Expenses	3
The Funds	3

TABLE OF CONTENTS OF THE FUND PROSPECTUSES

Advanced Series Trust:
AST Cohen & Steers Realty Portfolio	Appendix 1
AST Neuberger/LSV Mid-Cap Value Portfolio	Appendix 2

American Century Variable Portfolio, Inc.:
American Century VP Balanced Fund	Appendix 3
American Century VP International Fund	Appendix 4
American Century VP Value Fund	Appendix 5

Deutsche Variable Series Ii:
Deutsche Government & Agency Securities VIP	Appendix 6
Deutsche High Income VIP	Appendix 7
Deutsche Small Mid Cap Value VIP	Appendix 8
Deutsche Unconstrained Income VIP	Appendix 9

Dreyfus Variable Investment Fund:
Dreyfus VIF – International Equity Portfolio	Appendix 10

Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio	Appendix 11
Fidelity® VIP Freedom 2020 Portfolio	Appendix 12
Fidelity® VIP Freedom 2025 Portfolio	Appendix 13
Fidelity® VIP Freedom 2030 Portfolio	Appendix 14
Fidelity® VIP Mid Cap Portfolio	Appendix 15
Fidelity® VIP Overseas Portfolio	Appendix 16

Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund	Appendix 17
Templeton Developing Markets VIP Fund	Appendix 18
Templeton Foreign VIP Fund	Appendix 19
Templeton Global Bond VIP Fund	Appendix 20

Invesco:
Invesco V.I. Core Equity Fund	Appendix 21
Invesco V.I. Government Securities Fund	Appendix 22
Invesco V.I. International Growth Fund	Appendix 23
Invesco V.I. Managed Volatility Fund	Appendix 24
Invesco V.I. Small Cap Equity Fund	Appendix 25

Janus Aspen Series:
Janus Aspen Enterprise Portfolio	Appendix 26
Janus Aspen Global Research Portfolio	Appendix 27
Janus Aspen Overseas Portfolio	Appendix 28

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio	Appendix 29
JPMorgan Insurance Trust Intrepid Mid-Cap Portfolio	Appendix 30
JPMorgan Insurance Trust Small Cap Core Portfolio	Appendix 31
JPMorgan Insurance Trust U.S. Equity Portfolio	Appendix 32

Lazard Retirement Series, Inc.:
Lazard Retirement Emerging Markets Equity Portfolio	Appendix 33
Lazard Retirement International Equity Portfolio	Appendix 34
Lazard Retirement US Small-Mid Cap Equity Portfolio	Appendix 35

MFS® Variable Insurance Trust:
MFS® Research Series	Appendix 36
MFS® Total Return Bond Series	Appendix 37

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT International Equity Portfolio	Appendix 38
Neuberger Berman AMT Large Cap Value Portfolio	Appendix 39
Neuberger Berman AMT Short Duration Bond Portfolio	Appendix 40
Neuberger Berman AMT Socially Responsive Portfolio	Appendix 41

PIMCO Variable Insurance Trust:
PIMCO All Asset Portfolio	Appendix 42
PIMCO Long-Term U.S. Government Portfolio	Appendix 43

Prudential Series Fund:
PSF Conservative Balanced Portfolio	Appendix 44
PSF Diversified Bond Portfolio	Appendix 45
PSF Equity Portfolio	Appendix 46
PSF Flexible Managed Portfolio	Appendix 47
PSF Global Portfolio	Appendix 48
PSF Government Income Portfolio	Appendix 49
PSF High Yield Bond Portfolio	Appendix 50
PSF Jennison Portfolio	Appendix 51
PSF Jennison 20/20 Focus Portfolio	Appendix 52
PSF Money Market Portfolio	Appendix 53
PSF Natural Resources Portfolio	Appendix 54
PSF Small Capitalization Stock Portfolio	Appendix 55
PSF Stock Index Portfolio	Appendix 56
PSF Value Portfolio	Appendix 57

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	Appendix 58
T. Rowe Price New America Growth Portfolio	Appendix 59
T. Rowe Price Personal Strategy Balanced Portfolio	Appendix 60

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	Appendix 61

The following table describes the Fund fees and expenses that you will pay periodically during the time that you own the Certificate.  The table shows the minimum and maximum fees and expenses charged by the Funds.  More detail concerning each Fund’s fees and expenses as well as objective and investment strategy is contained in this document and in the prospectus for each Fund.

Total Annual Fund Operation Expenses	Minimum	Maximum
These are expenses that are deducted from the Fund’s assets, including management fees, any distribution and/or service (12b-1) fees, and other expenses, but not including reductions for any fee waiver or other reimbursements.	0.37%	2.32%

Additional Risks Associated with the Variable Investment Options

This Contract offers Variable Investment Options that invest in Funds offered through the Advanced Series Trust (“AST”).  These Variable Investment Options have the prefix AST.  The AST Variable Investment Options are also available in variable annuity contracts we offer.  Some of these variable annuity contracts offer optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits.  The formula monitors each contract owner’s account value daily and, if necessary, will systematically transfer amounts among investment options.  The formula transfers funds between the Variable Investment Options for those variable annuity contracts and an AST bond portfolio sub-account (those AST bond portfolios are not available in connection with the life contracts offered through this prospectus). You should be aware that the operation of the formula in those variable annuity contracts may result in large-scale asset flows into and out of the underlying Funds that are available with your Contract. These asset flows could adversely impact the underlying Funds, including their risk profile, expenses and performance. Because transfers between the Variable Investment Options and the AST bond sub-account can be frequent and the amount transferred can vary from day to day, any of the underlying Funds could experience the following effects, among others:

(a)
a Fund’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Fund’s investment strategy;

(b)
the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and

(c)
a Fund may experience higher turnover than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Fund compared to other similar funds.

The efficient operation of the asset flows among Funds triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one fund to another fund, which in turn could adversely impact performance.

Before you allocate to the Variable Investment Options with the AST Portfolios listed below, you should consider the potential effects on the Funds that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Contract.  Please work with your financial professional to determine which Variable Investment Options are appropriate for your needs.

The Funds

This Contract offers Funds managed by AST Investment Services, Inc. and/or  Prudential Investments LLC, both of which are  affiliated companies of Prudential Life Insurance Company of America (“Affiliated Funds”) and Funds managed by companies not affiliated with Prudential Life Insurance Company of America ("Unaffiliated Funds"). Prudential Life Insurance Company of America and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Funds and the Unaffiliated Funds. We consider the amount of these fees and payments when determining which Funds to offer through the Contract. Because of the potential for greater profits earned by the Prudential Companies with respect to the Affiliated Funds, we have an incentive to offer Affiliated Funds over Unaffiliated Funds. As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more subadvisers that conduct day to day management. We have an incentive to offer Funds with certain subadvisers, either because the subadviser is a Prudential Company or because the subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies.  We consider those subadviser factors in determining which Funds to offer under the Contract.  Also, in some cases, we offer Funds based on the recommendations made by selling broker-dealer firms.  These firms may receive payments from the Portfolios they recommend and may benefit accordingly from allocations of Account Value to the sub-accounts that invest in these Portfolios. Allocations made to all AST Portfolios benefit us financially. Please see "Service Fees Payable to Prudential" following the table below for more information about fees and payments we may receive from underlying Funds and/or their affiliates.

In addition, we may consider the potential risk to us of offering a fund in light of the benefits provided by the Contract.

Prudential Investments LLC (“PI”) serves as investment manager of the Prudential Series Fund and certain Funds of the Advanced Series Trust (AST). Prudential Investments LLC and AST Investment Services, Inc. serve as co-investment managers of the other Funds of AST.

The investment management agreements for The Prudential Series Fund and the Advanced Series Trust provide that the investment manager or co-investment managers (the “Investment Managers”) will furnish each applicable Portfolio with investment advice and administrative services subject to the supervision of the Board of Trustees and in conformity with the stated policies of the applicable Portfolio. The Investment Manager must also provide, or obtain and supervise, the executive, administrative, accounting, custody, transfer agent and shareholder servicing services that are deemed advisable by the Board.

Certain Funds have adopted distribution plans pursuant to the federal securities laws, and under those plans, the Fund may make payments to Prudential and/or its affiliates for certain marketing efforts

The chart below reflects the variable investment options in which the Account invests, their investment objectives, and each variable investment option’s investment advisers and investment subadvisers.  For Portfolios with multiple subadvisers, each subadviser manages a portion of the assets for that Portfolio.

Variable Investment Option	Investment Objective Summary	Sub-Adviser
Affiliated Funds
ADVANCED SERIES TRUST
AST Cohen & Steers Realty Portfolio	Seeks to maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.
AST Neuberger/LSV Mid- Cap Value Portfolio	Seeks capital growth.	LSV Asset Management; Neuberger Berman Management LLC
PRUDENTIAL SERIES FUND
PSF Conservative Balanced Portfolio – Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	Prudential Investment Management, Inc.; Quantitative Management Associates
PSF Diversified Bond Portfolio – Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	Prudential Investment Management, Inc.
PSF Equity Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Flexible Managed Portfolio – Class I	Seeks total return consistent with an aggressively managed diversified portfolio	Prudential Investment Management, Inc.; Quantitative Management Associates

Variable Investment Option	Investment Objective Summary	Sub-Adviser
Affiliated Funds
PRUDENTIAL SERIES FUND
PSF Global Portfolio – Class I	Seeks long-term growth of capital.	Brown Advisory LLC; LSV Asset Management; T. Rowe Price Associates, Inc.; Quantitative Management Associates LLC; William Blair & Company, LLC
PSF Government Income Portfolio – Class I	Seeks a high level of income over the long term consistent with the preservation of capital.	Prudential Investment Management, Inc.
PSF High Yield Bond Portfolio – Class I	Seeks high total return.	Prudential Investment Management, Inc.
PSF Jennison Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison 20/20 Focus Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Money Market Portfolio – Class I	Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity.	Prudential Investment Management, Inc.
PSF Natural Resources Portfolio – Class I	Seeks long term growth of capital/	Jennison Associates LLC
PSF Small Capitalization Stock Portfolio – Class I	Seeks long-term growth of capital.	Quantitative Management Associates, LLC
PSF Stock Index Portfolio – Class I	Seeks investment results that generally correspond to the performance of publicly-traded common stocks.	Quantitative Management Associates, LLC
PSF Value Portfolio – Class I	Seeks capital appreciation.	Jennison Associates LLC
Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
American Century VP Balanced Fund – Class I	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP International Fund – Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund – Class I	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
DEUTSCHE VARIABLE SERIES II
Deutsche Government & Agency Securities VIP – Class A1	Seeks high current income consistent with preservation of capital.	Deutsche Asset & Wealth Management
Deutsche High Income VIP – Class A2	Seeks to provide a high level of current income.	Deutsche Asset & Wealth Management

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
DEUTSCHE VARIABLE SERIES II
Deutsche Small Mid Cap Value VIP – Class A3	Seeks long-term capital appreciation.	Deutsche Asset & Wealth Management
Deutsche Unconstrained Income VIP – Class A4	Seeks a high total return.	Deutsche Asset & Wealth Management
DREYFUS VARIABLE INVESTMENT FUND
Dreyfus International Equity Portfolio – Initial Shares	Seeks capital growth.	The Dreyfus Corporation/Newton Capital Management, Ltd.
FIDELITY® VARIABLE INSURANCE PRODUCTS
Fidelity® VIP Contrafund® Portfolio –Service Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company/ FMR Co.; Other investment advisors
Fidelity® VIP Freedom 2020 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP Freedom 2025 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP Freedom 2030 Portfolio – Service Class	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Strategic Advisers, Inc., an affiliate of Fidelity Management & Research Company (FMR)
Fidelity® VIP Mid Cap Portfolio – Service Class	Seeks long-term growth of capital.	Fidelity Management & Research Company/ FMR Co. Inc.,; Other investment advisors
Fidelity® VIP Overseas Portfolio – Service Class	Seeks long-term growth of capital.	Fidelity Management & Research Company/ FMR Co., Inc.; Other investment advisors
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small Cap Value VIP Fund – Class 2	Seeks long-term total return.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund – Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund – Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund – Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Core Equity Fund – Series I	Seeks Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund – Series I	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
INVESCO
Invesco V.I. International Growth Fund – Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility Fund – Series I	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund – Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
JANUS ASPEN SERIES
Janus Aspen Enterprise Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio – Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio - Institutional Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
JPMORGAN INSURANCE TRUST
JPMorgan Insurance Trust Core Bond Portfolio – Class 1	Seeks to maximize total return.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio – Class 1	Seeks long-term capital.	J.P. Morgan Investment Management, Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio – Class 1	Seeks capital growth over the long term.	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	Seeks to provide a high total return from a portfolio of selected equity securities.	J.P. Morgan Investment Management Inc.
LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Emerging Markets Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio – Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Lazard Retirement US Small-Mid Cap Equity Portfolio - Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
MFS® VARIABLE INSURANCE TRUST
MFS® Research Series – Initial Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Total Return Bond Series – Initial Class5	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT International Equity Portfolio – Class S	Seeks long-term growth of capital by investing primarily in common stocks of foreign companies.	Neuberger Berman Management LLC NBM)/Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value Portfolio – Class I	Seeks long-term growth of capital.	Neuberger Berman Management LLC/Neuberger Berman LLC

Variable Investment Option	Investment Objective Summary	Investment Adviser/Sub-adviser
Unaffiliated Funds
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Short Duration Bond Portfolio – Class I	Seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.	Neuberger Berman Management LLC/Neuberger Berman Fixed Income LLC
Neuberger Berman AMT Socially Responsible Portfolio – Class I	Seeks long-term growth of capital by investing primarily in the securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Management LLC/ Neuberger Berman LLC
PIMCO VARIABLE INSURANCE TRUST
PIMCO All Asset Portfolio – Administrative Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC/ Research Affiliates, LLC
PIMCO Long-Term U.S. Government Portfolio – Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
T. ROWE PRICE EQUITY SERIES, INC.
T. Rowe Price Equity Income Portfolio	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price New America Growth Portfolio	Seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.	T. Rowe Price Associates, Inc.
T. Rowe Price Personal Strategy Balanced Portfolio	Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.	T. Rowe Price Associates, Inc.
T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.	T. Rowe Price Associates, Inc./T. Rowe Price International Ltd.

1 Formerly DWS Government & Agency Securities VIP
2 Formerly DWS High Income VIP
3 Formerly DWS Small Mid Cap Value VIP
4 Formerly DWS Unconstrained Income VIP
5 Formerly MFS® Research Bond Series

The investment managers and subadvisers for the Funds charge a daily investment management fee as compensation for their services.  Allocations made to all AST and PSF Funds benefit us financially because fees are paid to us or our affiliates by the AST and PSF Funds.  More detailed information, including a full description of these fees, is available in the attached Fund prospectuses.

A complete description of the Funds, their objectives and investment strategies can be found in the respective Fund prospectuses, which can be obtained by calling our Customer Service Center at (800) 562-9874. You should read the Fund prospectuses before you decide to allocate assets to a variable investment option. There is no assurance that the investment objectives of the Funds will be met.